THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 55.7%

	Shares	Value
Australia — 0.2%
IDP Education	15,454	$258,266
WiseTech Global	6,405	369,089

		627,355

Austria — 0.1%
Verbund	4,576	379,111

Brazil — 0.9%
Itau Unibanco Holding ADR *	69,861	419,865
Localiza Rent a Car *	39,193	556,721
MercadoLibre *	443	548,456
Raia Drogasil	134,584	828,209
Telefonica Brasil ADR	44,100	396,018

		2,749,269

Canada — 0.2%
Algonquin Power & Utilities	33,590	277,146
Kinaxis *	863	117,181
Northland Power	12,452	240,891

		635,218

China — 0.6%
Alibaba Group Holding *	39,000	487,569
Alibaba Group Holding ADR *	4,154	424,373
Baidu ADR *	4,894	763,415

		1,675,357

Denmark — 0.7%
Orsted	4,218	367,941
Vestas Wind Systems *	69,493	1,862,470

		2,230,411

Finland — 0.1%
Fortum	24,573	332,593

France — 0.6%
Dassault Systemes	2,517	107,613
Engie	26,807	439,523
Legrand	3,889	389,627
LVMH Moet Hennessy Louis Vuitton	792	738,532
Schneider Electric	783	139,502

		1,814,797

Germany — 0.8%
E.ON	41,964	530,837

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Germany — continued
RWE	9,372	$403,218
SAP	1,367	186,976
Siemens	928	158,132
Siemens Energy *	60,319	1,020,681

		2,299,844

Greece — 0.1%
JUMBO *	10,385	309,894

Hong Kong — 1.0%
Geely Automobile Holdings	451,000	651,151
JD Logistics *	171,100	288,717
Samsonite International *	156,000	462,065
Tencent Holdings	23,700	1,076,983
Wuxi Biologics Cayman *	78,000	441,062

		2,919,978

Hungary — 0.2%
OTP Bank Nyrt	12,830	466,878
Richter Gedeon Nyrt	10,931	275,741

		742,619

India — 5.4%
AIA Engineering	7,000	294,332
Amara Raja Batteries	21,700	167,495
Asian Paints	6,250	256,641
Axis Bank	27,000	313,139
Bajaj Auto	6,500	389,721
Bajaj Finance	9,515	844,540
Balkrishna Industries	2,050	63,367
Bank of Baroda	388,700	955,579
Bank of India	100,000	104,400
Canara Bank	81,500	341,215
Central Depository Services India	6,700	100,249
Cyient	16,300	290,739
Divi’s Laboratories	5,397	241,756
eClerx Services	22,100	461,971
Eicher Motors	1,850	75,699
Electronics Mart India *	54,000	73,894
Emami	28,600	160,962
Greenpanel Industries	13,600	55,707
HDFC Bank	100,176	2,011,102
Hero MotoCorp	6,500	253,184
Hindustan Unilever	25,232	785,594

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

India — continued
ICICI Bank ADR	30,800	$756,756
ICICI Bank	36,814	446,833
Indian Bank	96,400	406,586
Info Edge India	3,209	178,969
Infosys ADR	34,375	572,688
Infosys	9,600	158,236
InterGlobe Aviation *	8,600	271,116
Kajaria Ceramics	4,600	80,402
KSB	6,500	179,505
Landmark Cars	3,600	31,873
Marico	17,900	121,994
NHPC	320,000	200,368
Petronet LNG	46,000	130,620
Polycab India	1,900	111,271
Reliance Industries	29,124	902,681
Reliance Strategic Investments *	29,124	92,720
Route Mobile	17,200	313,703
Shree Cement	3,968	1,163,083
State Bank of India	96,850	730,301
Sun Pharmaceutical Industries	30,500	424,003
Tata Consultancy Services	20,086	835,554
Varun Beverages	8,200	80,197

		16,430,745

Indonesia — 0.2%
Bank Central Asia	1,140,000	689,821

Ireland — 0.1%
Kerry Group, Cl A	2,539	252,253

Israel — 0.3%
Nice ADR *	4,602	1,002,546

Italy — 0.9%
Enel	76,302	526,186
ERG	11,332	325,694
Prysmian	23,527	937,717
STMicroelectronics	10,331	552,501
Terna - Rete Elettrica Nazionale	53,347	450,942

		2,793,040

Japan — 5.8%
Advantest	1,900	260,763
Ajinomoto	11,700	455,368

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Asahi Group Holdings	8,300	$326,423
Asics	14,200	446,966
Astellas Pharma	29,600	432,874
Concordia Financial Group	46,900	214,118
Dai-ichi Life Holdings	14,400	294,093
FANUC *	7,700	235,333
Fuji Electric	12,100	545,867
Fuji Oil Holdings	8,700	122,643
FUJIFILM Holdings	5,200	301,440
Fujikura	17,500	146,013
Fujitsu	600	77,538
Hitachi	15,766	1,030,417
Insource	21,900	193,038
ITOCHU	12,900	521,386
JCR Pharmaceuticals	8,900	84,455
JMDC	2,500	95,403
Keyence	3,380	1,514,841
M&A Capital Partners	9,200	188,572
Menicon	6,000	107,377
MINEBEA MITSUMI	9,900	182,879
Mitsubishi Electric	28,900	416,644
Mitsubishi Gas Chemical	7,200	107,723
Mitsubishi UFJ Financial Group	66,700	537,294
Mitsui Fudosan	18,100	371,313
Morinaga Milk Industry	1,100	37,091
NEC	10,500	530,148
Nidec	7,200	427,805
Nippon Telegraph & Telephone	943,300	1,080,122
Nitori Holdings	1,100	134,963
Obic	400	65,427
Omron	4,900	262,523
Pan Pacific International Holdings	13,300	262,606
Raito Kogyo	10,100	146,177
Renesas Electronics *	24,400	472,598
Rengo	67,200	427,720
Seven & i Holdings	9,600	397,658
Shin-Etsu Chemical	11,100	365,072
SMC	800	416,968
Sony Group	5,700	533,480
Sumitomo Mitsui Financial Group	9,500	447,004
Suzuki Motor	8,400	336,378

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Takasago Thermal Engineering	10,200	$183,903
Tokyu	34,500	437,601
Toyota Motor	62,000	1,039,834
Yamaha	7,300	282,220
Yaskawa Electric	6,300	273,274

		17,771,353

Mexico — 0.7%
Fomento Economico Mexicano	40,900	463,395
Grupo Financiero Banorte, Cl O	92,600	878,055
Wal-Mart de Mexico	176,600	735,613

		2,077,063

Netherlands — 0.1%
Argenx ADR *	357	180,099
ASM International	555	264,075

		444,174

New Zealand — 0.1%
Meridian Energy	126,906	444,945

Portugal — 0.2%
EDP - Energias de Portugal	83,174	388,663
EDP Renovaveis	17,059	325,800

		714,463

Russia — 0.0%
Yandex, Cl A *,(A)	16,554	–

South Africa — 0.2%
FirstRand	109,340	445,033

South Korea — 1.7%
Doosan Bobcat	21,745	997,986
Hanwha Solutions *	15,199	451,325
Samsung Electronics	39,795	2,179,179
SK Hynix	16,288	1,576,856

		5,205,346

Spain — 0.6%
Acciona	1,989	298,186
Amadeus IT Group, Cl A	1,796	128,791
Endesa	21,775	466,504
Iberdrola	36,147	451,291
Redeia	22,266	372,243

		1,717,015

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Sweden — 0.1%
Atlas Copco, Cl A	7,953	$113,103
Hexagon, Cl B	7,438	72,038

		185,141

Switzerland — 0.0%
ABB	3,043	121,643

Taiwan — 1.8%
Chailease Holding	107,152	709,198
Delta Electronics	52,000	604,777
MediaTek	14,880	326,705
Taiwan Semiconductor Manufacturing	212,600	3,822,220

		5,462,900

United Kingdom — 1.0%
AstraZeneca	2,916	418,608
Coats Group	157,608	141,587
Experian	37,609	1,452,310
Sage Group	8,509	102,277
SSE	20,011	432,856
Weir Group	15,414	362,992

		2,910,630

United States — 31.0%

Communication Services — 1.5%
Alphabet, Cl A *	16,452	2,183,509
AT&T	20,513	297,849
Comcast, Cl A	18,121	820,157
Interpublic Group	925	31,663
Meta Platforms, Cl A *	2,890	920,754
Netflix *	495	217,290
Warner Bros Discovery *	4,071	53,208

		4,524,430

Consumer Discretionary — 2.0%
Airbnb, Cl A *	664	101,054
Amazon.com *	10,085	1,348,163
Aramark	7,940	320,538
Best Buy	1,092	90,691
Booking Holdings *	70	207,956
Carter’s	853	63,984
Cracker Barrel Old Country Store	899	83,787
Dillard’s, Cl A	130	44,595
Expedia Group *	555	68,004

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Discretionary — continued
Floor & Decor Holdings, Cl A *	382	$43,873
General Motors	5,963	228,800
Genuine Parts	851	132,518
Grand Canyon Education *	490	53,190
Kohl’s	1,639	46,629
LKQ	2,726	149,358
Lowe’s	2,856	669,075
Mobileye Global, Cl A *	11,757	448,882
NIKE, Cl B	1,227	135,449
NVR *	10	63,064
O’Reilly Automotive *	342	316,620
Pool	103	39,628
Texas Roadhouse, Cl A	1,899	211,833
TJX	2,740	237,092
Ulta Beauty *	146	64,941
Yum China Holdings	15,874	968,631

		6,138,355

Consumer Staples — 1.0%
Altria Group	4,421	200,802
Brown-Forman, Cl B	557	39,324
Coca-Cola	6,861	424,902
Costco Wholesale	454	254,544
Kraft Heinz	3,793	137,231
PepsiCo	2,331	436,969
Philip Morris International	3,006	299,758
Procter & Gamble	3,758	587,376
Sprouts Farmers Market *	1,103	43,293
Tyson Foods, Cl A	746	41,567
Walmart	4,535	724,965

		3,190,731

Energy — 0.8%
Chevron	1,812	296,552
EOG Resources	2,039	270,229
Exxon Mobil	4,251	455,877
Magnolia Oil & Gas, Cl A	1,813	40,158
Marathon Oil	2,044	53,696
Marathon Petroleum	958	127,433
Occidental Petroleum	2,181	137,686
Phillips 66	1,485	165,652

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United States — continued

Energy — continued
Schlumberger	15,758	$919,322
Valero Energy	971	125,171

		2,591,776

Financials — 2.2%
American Express	2,092	353,297
American International Group	3,673	221,408
Ameriprise Financial	500	174,225
Bank OZK	9,850	430,740
Chimera Investment	29,493	185,216
CME Group, Cl A	1,656	329,478
Evercore, Cl A	2,124	286,868
Goldman Sachs Group	969	344,838
Jack Henry & Associates	377	63,174
Janus Henderson Group	1,336	39,212
JPMorgan Chase	3,265	515,739
Kemper	1,937	98,729
LPL Financial Holdings	2,865	657,116
MarketAxess Holdings	495	133,264
Mastercard, Cl A	864	340,658
NerdWallet, Cl A *	3,505	39,291
Principal Financial Group	1,690	134,980
Progressive	3,308	416,742
State Street	7,347	532,217
Synchrony Financial	2,250	77,715
T Rowe Price Group	1,353	166,771
Visa, Cl A	3,661	870,329
Willis Towers Watson	1,154	243,875

		6,655,882

Health Care — 2.2%
Abbott Laboratories	4,090	455,340
AbbVie	2,826	422,713
Alcon	3,608	306,391
Amgen	1,167	273,253
Avantor *	14,016	288,309
Biogen *	432	116,722
Bristol-Myers Squibb	4,248	264,183
Charles River Laboratories International *	1,247	261,296
Cigna Group	447	131,910
Cooper	154	60,254

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United States — continued

Health Care — continued
Edwards Lifesciences *	1,248	$102,423
Elanco Animal Health *	3,644	43,983
Elevance Health	401	189,124
Eli Lilly	792	360,004
Enovis *	612	39,107
HCA Healthcare	181	49,379
Humana	245	111,923
IDEXX Laboratories *	590	327,291
Johnson & Johnson	2,565	429,715
Merck	4,685	499,655
Quest Diagnostics	306	41,374
Teleflex	183	45,964
Thermo Fisher Scientific	589	323,161
UnitedHealth Group	1,477	747,908
Veeva Systems, Cl A *	789	161,130
Vertex Pharmaceuticals *	528	186,035
Waters *	1,215	335,595
Zoetis, Cl A	1,187	223,263

		6,797,405

Industrials — 3.4%
3M	929	103,583
Acuity Brands	223	36,848
Allegion	3,363	393,000
Allison Transmission Holdings	689	40,437
Automatic Data Processing	940	232,424
Broadridge Financial Solutions	2,941	493,853
Carrier Global	761	45,318
Caterpillar	941	249,525
Cintas	261	131,032
Dover	254	37,076
Equifax	5,443	1,110,807
Expeditors International of Washington	822	104,641
Fastenal	1,208	70,801
FedEx	489	132,006
General Electric	1,398	159,707
Honeywell International	2,705	525,122
IDEX	271	61,194
Illinois Tool Works	3,390	892,655
Ingersoll Rand	579	37,791
L3Harris Technologies	740	140,223

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Nordson	155	$39,000
Northrop Grumman	614	273,230
Old Dominion Freight Line	367	153,953
Otis Worldwide	4,061	369,389
Parker-Hannifin	235	96,352
Paycom Software	1,233	454,681
Quanta Services	5,179	1,044,190
Republic Services, Cl A	2,091	315,971
Rockwell Automation	1,177	395,813
Rollins	893	36,461
Stericycle *	814	34,587
Sunrun *	24,768	470,097
Symbotic, Cl A *	7,970	506,414
Trane Technologies	349	69,605
Uber Technologies *	944	46,690
Union Pacific	942	218,563
United Parcel Service, Cl B	1,475	276,017
Verisk Analytics, Cl A	351	80,358
Watsco	101	38,197
Werner Enterprises	842	39,591
Westinghouse Air Brake Technologies	2,943	348,569
WW Grainger	94	69,418

		10,375,189

Information Technology — 16.3%
Accenture, Cl A	1,168	369,497
Adobe *	1,006	549,447
Analog Devices	688	137,277
ANSYS *	737	252,128
Apple	15,120	2,970,324
Applied Materials	1,171	177,512
Arista Networks *	5,178	803,056
Aspen Technology *	447	79,789
Atlassian, Cl A *	2,787	507,067
Autodesk *	2,156	457,050
Broadcom	3,151	2,831,646
Cadence Design Systems *	630	147,426
Check Point Software Technologies *	7,913	1,046,178
Cisco Systems	8,028	417,777
Cloudflare, Cl A *	5,545	381,330
Corning	2,190	74,328

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Crowdstrike Holdings, Cl A *	5,383	$870,216
Datadog, Cl A *	5,840	681,645
DocuSign, Cl A *	10,238	551,009
Dolby Laboratories, Cl A	444	39,343
Dynatrace *	8,423	460,654
Enphase Energy *	2,103	319,298
First Solar *	3,887	806,164
Fortinet *	25,144	1,954,192
GoDaddy, Cl A *	1,314	101,296
HubSpot *	595	345,427
International Business Machines	1,146	165,230
Intuit	1,694	866,820
Keysight Technologies *	621	100,031
KLA	224	115,125
Lam Research	210	150,883
Manhattan Associates *	1,781	339,494
Marvell Technology	7,347	478,510
Microchip Technology	1,969	184,968
Microsoft	35,777	12,018,210
MongoDB, Cl A *	285	120,669
Motorola Solutions	1,298	372,046
NetApp	506	39,473
NVIDIA	13,933	6,510,751
NXP Semiconductors	574	127,990
Okta, Cl A *	7,858	603,966
ON Semiconductor *	1,505	162,164
Oracle	4,825	565,635
Palantir Technologies, Cl A *	6,020	119,437
Palo Alto Networks *	6,196	1,548,752
PTC *	1,370	199,760
QUALCOMM	2,975	393,206
Roper Technologies	1,145	564,542
Salesforce *	4,567	1,027,621
ServiceNow *	1,368	797,544
Snowflake, Cl A *	2,660	472,709
Splunk *	5,378	582,599
Synopsys *	377	170,329
TE Connectivity	3,266	468,638
Teradyne	3,228	364,570
Texas Instruments	3,580	644,400

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Trimble *	5,644	$303,647
VeriSign *	188	39,659
Workday, Cl A *	1,623	384,862
Zebra Technologies, Cl A *	1,086	334,444
Zoom Video Communications, Cl A *	5,055	370,784
Zscaler *	4,116	660,124

		49,700,668

Materials — 0.3%
DuPont de Nemours	826	64,122
Freeport-McMoRan	1,547	69,074
International Paper	1,472	53,080
Linde	1,261	492,635
Louisiana-Pacific	542	41,262
LyondellBasell Industries, Cl A	1,245	123,081
Newmont	3,800	163,096
Nucor	241	41,474

		1,047,824

Real Estate — 0.3%
Empire State Realty Trust, Cl A	5,277	47,229
Equity Residential	4,103	270,552
Jones Lang LaSalle *	443	73,782
Kilroy Realty	1,220	43,554
Park Hotels & Resorts	2,969	40,467
Public Storage	1,188	334,719

		810,303

Utilities — 1.0%
Atlantica Sustainable Infrastructure	12,940	312,113
Avangrid	9,282	344,177
Brookfield Renewable, Cl A	11,628	362,445
Clearway Energy, Cl C	10,437	275,641
Constellation Energy	3,278	316,819
IDACORP	3,677	378,069
NextEra Energy	4,711	345,316
PPL	21,578	594,042

		2,928,622

		94,761,185

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2023 (UNAUDITED)

		Value
TOTAL COMMON STOCK (Cost $144,771,279)		$170,145,742

U.S. TREASURY OBLIGATIONS — 16.7%

	Face Amount(1)	Value
U.S. Treasury Bills
5.291%, 04/18/2024(B)	$9,619,000	9,262,239
5.066%, 08/03/2023(B)	100,000	99,971
U.S. Treasury Bond
3.875%, 02/15/2043	75,000	71,648
U.S. Treasury Notes
4.625%, 06/30/2025	9,396,000	9,343,882
2.500%, 05/15/2024	8,861,000	8,662,320
2.125%, 07/31/2024	5,218,000	5,054,530
2.000%, 06/30/2024	18,994,000	18,420,470

TOTAL U.S. TREASURY OBLIGATIONS (Cost $51,363,293)		50,915,060

CORPORATE OBLIGATIONS — 15.2%

Communication Services — 0.5%
Chindata Group Holdings
10.500%, 02/23/2026	400,000	399,215
Network i2i
5.650%, H15T5Y + 4.274%, 04/15/2172(C) (D)	513,000	502,227
Verizon Communications
6.421%, ICE LIBOR USD 3 Month + 1.100%, 05/15/2025(C)	972,000	979,630

		1,881,072

Consumer Discretionary — 0.8%
GENM Capital Labuan
3.882%, 04/19/2031	200,000	163,063
Home Depot
3.750%, 02/15/2024	320,000	317,150
LS Finance
2025 4.500%, 06/26/2025	333,000	288,744
MGM China Holdings
5.375%, 05/15/2024	218,000	215,275
Sands China
5.900%, 08/08/2028	247,000	240,599
Studio City Finance
6.000%, 07/15/2025	618,000	584,010

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2023 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value

Consumer Discretionary (continued)
Wynn Macau
5.500%, 01/15/2026	$470,000	$442,481

		2,251,322

Consumer Staples — 0.9%
General Mills 3.650%, 02/15/2024	2,774,000	2,741,921

Energy — 0.4%
Indika Energy Capital IV Pte 8.250%, 10/22/2025	500,000	497,145
Medco Oak Tree Pte 7.375%, 05/14/2026	200,000	196,745
Medco Platinum Road Pte 6.750%, 01/30/2025	200,000	198,047

		891,937

Financials — 5.5%
American Express 3.400%, 02/22/2024	3,012,000	2,971,872
Asian Development Bank MTN 6.159%, SOFRINDX + 1.000%, 08/27/2026(C)	606,000	616,182
Australia & New Zealand Banking Group 6.750%, USD ICE Swap 11:00 NY 5 Yr + 5.168%, 12/15/2167(C) (D)	200,000	199,324
Bangkok Bank MTN 5.000%, H15T5Y + 4.729%, 03/23/2172(C) (D)	200,000	190,900
Bank of Montreal MTN 0.400%, 09/15/2023	2,998,000	2,979,286
Bank of New York Mellon MTN 5.597%, U.S. SOFR + 0.260%, 04/26/2024(C)	619,000	617,916
0.350%, 12/07/2023	518,000	508,693
European Investment Bank 0.625%, 07/25/2025	780,000	717,053
0.250%, 09/15/2023	632,000	628,104
Fidelity National Information Services 4.500%, 07/15/2025	780,000	765,195
Fortune Star BVI 5.950%, 10/19/2025	257,000	218,373
Huarong Finance 2019 MTN 2.125%, 09/30/2023	400,000	396,059
Huarong Finance 2019 MTN 4.500%, 05/29/2029	200,000	163,000

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2023 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)		Value

Financials (continued)
Huarong Finance II MTN 5.500%, 01/16/2025		$256,000	$246,091
Kreditanstalt fuer Wiederaufbau 0.500%, 09/20/2024		1,238,000	1,170,874
Mastercard 2.000%, 03/03/2025		622,000	592,817
Shriram Finance MTN 4.400%, 03/13/2024		200,000	196,600
Toronto-Dominion Bank MTN 0.450%, 09/11/2023		3,157,000	3,138,787
Westpac Banking 5.000%, USD ICE Swap 11:00 NY 5 Yr + 2.888%, 03/21/2172(C) (D)		275,000	245,438

			16,562,564

Health Care — 3.0%
Astrazeneca Finance 0.700%, 05/28/2024		1,006,000	967,161
Bristol-Myers Squibb 3.625%, 05/15/2024		1,552,000	1,530,402
Gilead Sciences 3.700%, 04/01/2024		2,346,000	2,315,487
Novartis Capital 3.000%, 11/20/2025		2,400,000	2,300,927
UnitedHealth Group 3.750%, 07/15/2025		1,248,000	1,216,263
Zoetis 4.500%, 11/13/2025		1,114,000	1,095,819

			9,426,059

Industrials — 0.3%
Celestial Miles 5.750%, H15T5Y + 8.205%, 07/31/2172(C) (D)		650,000	640,055
GLP China Holdings MTN 4.000%, 07/02/2024	CNY	1,000,000	111,728
India Airport Infra 6.250%, 10/25/2025		250,000	242,500

			994,283

Information Technology — 0.8%
Intel 3.700%, 07/29/2025		1,854,000	1,804,565

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2023 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value

Information Technology (continued)
Microsoft
2.875%, 02/06/2024	$496,000	$489,377

		2,293,942

Real Estate — 2.5%
Country Garden Holdings
8.000%, 01/27/2024	589,000	207,938
4.200%, 02/06/2026	300,000	54,012
Elect Global Investments
4.100%, H15T5Y + 2.887%, 09/03/2171(C) (D)	200,000	178,780
Hopson Development Holdings
6.800%, 12/28/2023	541,000	471,934
Melco Resorts Finance
4.875%, 06/06/2025	512,000	488,686
New Metro Global
6.800%, 08/05/2023	450,000	442,575
New Metro Global
4.800%, 12/15/2024	200,000	110,000
RKPF Overseas
6.700%, 09/30/2024	1,805,000	1,237,933
6.000%, 09/04/2025	200,000	107,829
5.900%, 03/05/2025	950,000	573,295
5.200%, 01/12/2026	525,000	240,697
Scentre Group Trust 2
4.750%, H15T5Y + 4.379%, 09/24/2080(C)	600,000	539,339
Seazen Group
6.000%, 08/12/2024	200,000	131,600
Shui On Development Holding
5.750%, 11/12/2023	1,020,000	923,610
Yanlord Land HK
6.800%, 02/27/2024	2,129,000	2,003,389

		7,711,617

Utilities — 0.5%
Diamond II
7.950%, 07/28/2026(E)	200,000	198,541
Greenko Solar Mauritius
5.550%, 01/29/2025	418,000	403,997
Greenko Wind Projects Mauritius
5.500%, 04/06/2025	218,000	212,332
India Clean Energy Holdings MTN
4.500%, 04/18/2027	200,000	167,974

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2023 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)		Value

Utilities (continued)
India Green Energy Holdings
5.375%, 04/29/2024		$250,000	$245,238
India Green Power Holdings
4.000%, 02/22/2027		250,000	223,443
LLPL Capital Pte
6.875%, 02/04/2039		165,420	151,866
Minejesa Capital BV
4.625%, 08/10/2030		200,000	183,000
Origin Energy Finance MTN
2.650%, 11/11/2027	AUD	30,000	18,879

			1,805,270

TOTAL CORPORATE OBLIGATIONS (Cost $49,199,170)			46,559,987

EXCHANGE TRADED FUNDS — 1.2%

	Shares
Invesco DB Base Metals Fund		108,664	2,089,609
Xtrackers Harvest CSI 300 China Fund, Cl A		57,555	1,648,375

TOTAL EXCHANGE TRADED FUNDS (Cost $4,022,542)			3,737,984

SOVEREIGN DEBT — 0.1%

	Face Amount(1)
Mongolia Government International Bond
8.750%, 03/09/2024		$384,000	385,920

TOTAL SOVEREIGN DEBT (Cost $383,222)			385,920

TOTAL INVESTMENTS — 88.9% (Cost $249,739,506)			$271,744,693

Percentages are based on Net Asset of $305,774,588.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2023 (UNAUDITED)

*	Non-income producing security.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of July 31, 2023 was $198,541 and represents 0.10% of Net Assets.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CNY — Chinese Yuan Onshore

EAFE — Europe, Australasia and Far East

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

H15T5Y— Harmonized Index of Consumer Prices

ICE— Intercontinental Exchange

INR — Indian Rupee

JPY — Japanese Yen

LIBOR— London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

S&P— Standard & Poor’s

SOFR — Secured Overnight Financing Rate

TOPIX- Tokyo Price Index

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2023 (UNAUDITED)

A list of the outstanding forward foreign currency contracts held by the Fund at July 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)

JPMorgan Chase Bank	09/20/23	USD	8,190,732	AUD	12,100,000	$(48,323)

JPMorgan Chase Bank	09/20/23	INR	345,710,000	USD	4,192,762	(4,302)

Morgan Stanley	09/20/23	USD	10,185,948	AUD	14,817,000	(215,199)

Morgan Stanley	09/20/23	USD	6,917,864	EUR	6,151,000	(137,427)

Morgan Stanley	09/20/23	USD	12,901,132	GBP	9,843,000	(266,319)

Morgan Stanley	09/20/23	JPY	839,600,000	USD	6,129,383	178,868

Morgan Stanley	09/20/23	JPY	627,884,000	USD	4,407,436	(42,579)

Morgan Stanley	09/20/23	USD	7,057,601	CAD	9,359,000	44,862

Morgan Stanley	09/20/23	USD	39,354,983	EUR	36,060,000	395,068

Morgan Stanley	09/20/23	USD	12,576,545	GBP	9,895,000	125,018

Morgan Stanley	09/20/23	USD	46,712,973	JPY	6,415,583,000	(1,243,676)

Morgan Stanley	04/01/24	USD	8,921,029	BRL	44,300,000	151,632

						$(1,062,377)

The open futures contracts held by the Fund at July 31, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount †	Value	Unrealized Appreciation/ (Depreciation)

Long Contracts

FTSE China A50	856	8/30/23	$11,087,047	$11,407,912	$320,865

Hang Seng China Enterprises Index	494	8/30/23	20,842,373	21,995,602	1,145,755

U.S. 5-Year Treasury Note	411	9/29/23	44,591,526	43,903,148	(688,378)

U.S. 10-Year Treasury Note	239	9/20/23	27,251,860	26,626,094	(625,766)

U.S. Ultra Long Treasury Bond	112	9/23/23	15,023,976	14,808,500	(215,476)

			$118,796,782	$118,741,256	$(63,000)

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2023 (UNAUDITED)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount †	Value	Unrealized Appreciation/ (Depreciation)

Short Contracts

IFSC Nifty50 Index	(128)	8/31/23	$(5,094,272)	$(5,079,552)	$14,720

MSCI EAFE Index	(180)	9/15/23	(19,565,800)	(19,852,200)	(286,400)

MSCI Emerging Markets	(419)	9/15/23	(21,548,954)	(22,087,585)	(538,631)

S&P 500 Index E-MINI	(223)	9/15/23	(49,260,344)	(51,451,675)	(2,191,331)

TOPIX Index	(89)	9/7/23	(14,165,709)	(14,557,551)	(662,233)

U.S. 2-Year Treasury Note	(79)	9/29/23	(16,137,766)	(16,039,469)	98,297

Ultra 10-Year U.S. Treasury Note	(20)	9/20/23	(2,378,085)	(2,339,687)	38,398

			$(128,150,930)	$(131,407,719)	$(3,527,180)

			$(9,354,148)	$(12,666,463)	$(3,590,180)

†	The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

PBI-QH-001-1500